Segment Information - Summary of Geographic Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue from external customers	¥ 850,475	¥ 857,532	¥ 751,563
Non-current assets	222,033	216,346
China [member]
Disclosure of geographical areas [line items]
Revenue from external customers	167,897	135,204	116,641
Non-current assets	40,555	46,264
Japan [member]
Disclosure of geographical areas [line items]
Revenue from external customers	158,184	156,168	150,329
Non-current assets	143,701	136,105
United States [member]
Disclosure of geographical areas [line items]
Revenue from external customers	136,238	155,255	135,579
Germany [member]
Disclosure of geographical areas [line items]
Revenue from external customers	80,868	85,229	74,820
Others [member]
Disclosure of geographical areas [line items]
Revenue from external customers	307,288	325,676	¥ 274,194
Non-current assets	¥ 37,777	¥ 33,977